Derivatives (Details 2) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount		R$ 6,064,000,000
Futures contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	R$ 1,020,605,000,000	857,781,000,000
Futures contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	227,878,000,000	370,243,000,000
Futures contract [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	423,571,000,000	248,922,000,000
Futures contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	216,999,000,000	74,456,000,000
Futures contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	152,157,000,000	164,160,000,000
Swap contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	1,571,025,000,000	1,338,457,000,000
Swap contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	267,484,000,000	131,681,000,000
Swap contract [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	151,436,000,000	155,022,000,000
Swap contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	176,320,000,000	121,040,000,000
Swap contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	975,785,000,000	930,714,000,000
Option contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	1,352,201,000,000	1,621,736,000,000
Option contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	456,100,000,000	1,230,470,000,000
Option contract [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	462,790,000,000	268,254,000,000
Option contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	374,678,000,000	45,731,000,000
Option contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	58,633,000,000	77,281,000,000
Forward contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	4,755,000,000	26,129,000,000
Forward contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	1,406,000,000	3,173,000,000
Forward contract [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	2,637,000,000	13,402,000,000
Forward contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	706,000,000	9,551,000,000
Forward contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	6,000,000	3,000,000
Credit derivatives [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	43,808,000,000	21,556,000,000
Credit derivatives [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	3,912,000,000
Credit derivatives [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	9,578,000,000	6,602,000,000
Credit derivatives [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	5,144,000,000	826,000,000
Credit derivatives [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	25,174,000,000	14,128,000,000
N D F Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	326,100,000,000	278,531,000,000
N D F Non Deliverable Forward [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	116,901,000,000	77,962,000,000
N D F Non Deliverable Forward [Member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	111,325,000,000	113,359,000,000
N D F Non Deliverable Forward [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	55,411,000,000	48,091,000,000
N D F Non Deliverable Forward [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	42,463,000,000	39,119,000,000
Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	8,170,000,000
Other Derivative Financial Instruments [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	131,000,000	199,000,000
Other Derivative Financial Instruments [Member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	637,000,000	739,000,000
Other Derivative Financial Instruments [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	1,012,000,000	624,000,000
Other Derivative Financial Instruments [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	R$ 6,390,000,000	R$ 4,502,000,000